Expendable spare parts and supplies, net of provision for obsolescence (Tables)	12 Months Ended
Dec. 31, 2017
Expendable Spare Parts And Supplies Net Of Provision For Obsolescence Tables
Schedule of expendable spare parts and supplies

Expendable spare parts and supplies as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Expendable spare parts	$86,705	$74,869
Supplies	10,543	7,493

Total	$97,248	$82,362